Investments - Teekay LNG - BG International Limited Joint Venture - Additional Information (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($) Vessel m³	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) Vessel
Net Investment Income [Line Items]
Value of service obligation		$ 118,690	$ 149,998
Equity method investment, ownership interest		17.62%
Newbuildings [Member]
Net Investment Income [Line Items]
Expected cost of project		$ 3,600,000
Teekay LNG [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member]
Net Investment Income [Line Items]
Value of service obligation		$ 29,700	$ 33,700
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member]
Net Investment Income [Line Items]
Number of vessels | Vessel	4		4
Volume of vessels | m³	174,000
Expected cost of project	$ 1,000,000
Operating lease arrangement period, lessor	20 years
Value of service obligation	$ 33,300
Amounts due	16,500		$ 17,100
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member] | Fair Value Asset (Liability) [Member]
Net Investment Income [Line Items]
Value of service obligation	38,700
Amounts due	16,500
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member] | Principal Amount [Member]
Net Investment Income [Line Items]
Amounts due	$ 20,300		$ 20,300
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member] | 30% Ownership [Member]
Net Investment Income [Line Items]
Number of vessels | Vessel	2
Equity method investment, ownership interest	30.00%
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member] | 20% Ownership [Member]
Net Investment Income [Line Items]
Number of vessels | Vessel	2
Equity method investment, ownership interest	20.00%